Revenue Recognition - Remaining Performance Obligations (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Remaining Performance Obligations
Practical expedient, remaining performance obligations	true
Remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied	$ 71
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Two Years
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	67.00%
Duration of expected recognition period for remaining performance obligation	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Three to Five Years
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	30.00%
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Three to Five Years
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	3 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Three to Five Years
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	5 years